Form 13F Report for the Calendar Year or Quarter Ended:   12/31/2005


Check here if Amendment [ ]; Amendment Number:     ____
    This Amendment (check only one):               [ ] is a restatement
                                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Horizon Bancorp
Address:  515 Franklin Square
          Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer             Michigan City, IN
-----------------------------------------------             -----------------
                                                            Place
2/7/2006
--------
Date

Report Type (check only one):
                                   [X] 13F Holdings Report
                                            [ ] 13F Notice
                                [ ] 13F Combination Report



List of Other Managers Reporting for this Manager:

                                           Horizon Trust & Investment Management



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
Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      50

Form 13F Information Table Value Total:                             $47,727,520


List of Other Included Managers:          Horizon Trust & Investment Management



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
                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1                COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7      VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER
 ISSUER                  CLASS     CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      Equity    002824100     380302      9645        0    9645           0                   646      0    8999
Aberdeen Asia-Pac
 Income Fund             Equity    003009107      58000     10000        0   10000           0                     0      0   10000
Alcoa Inc Com Stk        Equity    013817101     695072     23506    10743   12763           0                  6861      0   16645
Alltel Corp              Equity    020039103    1128480     17884     8570    9314           0                  5159      0   12725
Altria Group, Inc.       Equity    02209S103     960003     12848      300   12548           0                  1400      0   11448
Amgen Inc                Equity    031162100     911937     11564     5671    5893           0                  3101      0    8463
Apache Corp              Equity    037411105     948591     13844     6435    7409           0                  3753      0   10091
BP Amoco PLC, ADR's      Equity    055622104    1656619     25796        0   25796           0                  1775      0   24021
Berkshire Hathaway
 Inc Del Cl A            Equity    084670108     354480         4        0       4           0                     0      0       4
Berkshire Hathaway,
 Inc. Cl B               Equity    084670207     525455       179       20     159           0                     2      0     177
Cendant Corp.            Equity    151313103     752186     43605    21371   22234           0                 12002      0   31603
Chevron Corporation      Equity    166764100    1420158     25016    10359   14657           0                  7151      0   17865
Citigroup, Inc.          Equity    172967101    1449446     29867    13364   16503           0                  7743      0   22124
Costco Wholesale Corp    Equity    22160K105     508749     10284     5127    5157           0                  2989      0    7295
DNP Select Income
 Fund Inc.               Equity    23325P104     960431     92438     1500   90938           0                 13059    600   78779
Du Pont DE Nemours       Equity    263534109     563720     13264     4846    8418           0                  3687      0    9577
Exxon Mobil Corp         Equity    30231G102     394763      7028        0    7028           0                  2000      0    5028
General Electric
 Company                 Equity    369604103    2035283     58068    18863   39205           0                 19934      0   38134
Goldman Sachs Group      Equity    38141G104    1208009      9459     5087    4372           0                  2598      0    6861
Harley-Davidson          Equity    412822108    1003128     19482     8983   10499           0                  5483      0   13999
Home Depot Incorporated  Equity    437076102    1200758     29663    13332   16331           0                  7819      0   21844
Hubbell Inc Cl B         Equity    443510201     247032      5475        0    5475           0                     0      0    5475
International Business
 Machines Corp           Equity    459200101    1062188     12922     5251    7671           0                  3069      0    9853
Intuit                   Equity    461202103     765708     14366     7089    7277           0                  4005      0   10361
Ishares Goldman
 Sachs Tech I            Equity    464287549    2716990     57381    28162   29219           0                 16523      0   40858
Johnson & Johnson        Equity    478160104    1222013     20333     7545   12788           0                  7317      0   13016
L-3 Communications
 Holdings, Inc.          Equity    502424104    1027740     13823     6618    7205           0                  3961      0    9862
Laboratory Corp of
 Amer Hldgs              Equity    50540R409     684164     12705     6383    6322           0                  3911      0    8794
Estee Lauder
 Cosmetics Inc Cl A      Equity    518439104     411737     12298     6273    6025           0                  3644      0    8654
MBNA Corporation         Equity    55262L100    1474381     54305    20208   34097           0                 13414      0   40891
Medtronic Inc            Equity    585055106    1063663     18476     8915    9561           0                  5338      0   13138
Microsoft Corporation    Equity    594918104    1164826     44544    20193   24351           0                 11824      0   32720
N. Fork Bancorporation
 Inc                     Equity    659424105     826327     30202    14399   15803           0                  9979      0   20223
Omnicom Group Inc        Equity    681919106     858196     10081     5140    4941           0                  2813      0    7268
Pepsico Inc              Equity    713448108    1072893     18160     7551   10609           0                  6272      0   11888
Pfizer Inc.              Equity    717081103     922306     39550    16139   23411           0                 10226      0   29324
Procter & Gamble CO      Equity    742718109    1024939     17708     7423   10285           0                  5789      0   11919

Qualcomm Inc             Equity    747525103     458156     10635     4700    5935           0                  3074      0    7561
Royal Dutch Shell
 PLC-ADR A               Equity    780259206    1538849     25026     9851   15175           0                  6742      0   18284
Utilities Select
 Sector SPDR             Equity    81369Y886     875028     27876    13983   13893           0                  8438      0   19438
Starbucks Corp           Equity    855244109     812221     27065    13218   13847           0                  7633      0   19432
Teva Pharmaceutical
 Inds Ltd                Equity    881624209    1437136     33414    16794   16620           0                  9221      0   24193
Tyco International Ltd.  Equity    902124106    1013679     35124    16746   18378           0                  9685      0   25439
US Bancorp               Equity    902973304     291218      9743        0    9743           0                  4754      0    4989
Vectren Corp             Equity    92240G101     243788      8976        0    8976           0                     0      0    8976
Wachovia Corp            Equity    929903102    1131785     21411     9725   11686           0                  6402      0   15009
Wal-Mart Stores Inc      Equity    931142103     910307     19451     8452   10999           0                  5438      0   14013
Walgreen CO              Equity    931422109    1375955     31088    10568   20520           0                  6423      0   24665
Wellpoint Inc            Equity    94973V107     276472      3465        0    3465           0                  1419      0    2046
Wells Fargo & CO New     Equity    949746101    1702253     27093     8914   18179           0                  7330      0   19763
                                            ----------------------------------------------------------------------------------------
                                            $47,727,520 1,126,140  414,811 711,329           0               291,806    600 833,734
                                            ========================================================================================